SUPPLEMENT DATED OCTOBER 22, 1999, TO
         THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998, FOR
                         THE EXCHEQUER VARIABLE ANNUITY
           A FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED AND VARIABLE
                                ANNUITY CONTRACT
                                    ISSUED BY
                    SECURITY LIFE OF DENVER INSURANCE COMPANY
                                     AND ITS
                        SECURITY LIFE SEPARATE ACCOUNT A1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR STATEMENT OF ADDITIONAL INFORMATION. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.



"THE ADMINISTRATOR" section on page 2 is hereby deleted and replaced in its entirety as follows:

         "THE ADMINISTRATOR

          Golden American Life Insurance Company and its affiliates provide administrative services for Security Life, including owner service and the administration of the variable account."













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